Trade and Other Payables	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES

19. TRADE AND OTHER PAYABLES

As at December 31,	2019	2018
Trade payables	$4,561	$3,609
Other payables and accrued liabilities(a)	21,686	27,050
Trade and other payables	$26,247	$30,659

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(a)      Other payables and accrued liabilities included payables that are not trade in nature as well as various operating and capital accruals.